Income Taxes - Reconciliation of Federal Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	34.00%	34.00%	34.00%
Current state taxes	3.40%	2.70%	(174.10%)
Foreign rate differential	(9.40%)	(20.40%)	(400.20%)
Permanent items	(0.50%)	0.30%	20.40%
Expired net operating losses	(47.90%)	3.90%	467.30%
Research and development credits	2.30%	(1.70%)	(56.40%)
Other items	(2.90%)	(5.00%)	(4.10%)
Net change in valuation allowance	9.60%	(11.40%)	328.90%
Effective tax rate	(11.40%)	2.40%	215.80%